UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/29/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 29, 2013* / Unaudited

	Shares	Value

Common Stocks—88.5%

Consumer Discretionary—18.3%

Auto Components—0.5%
ElringKlinger AG	200,000	$8,334,138

Distributors—0.9%
Inchcape plc	1,700,000	16,540,090

Diversified Consumer Services—0.5%
Kroton Educacional SA	498,000	8,431,103

Hotels, Restaurants & Leisure—1.7%
J.D. Wetherspoon plc	1,500,000	17,488,735

OPAP SA	574,908	7,636,853

Rezidor Hotel Group AB1	1,309,937	7,471,027

		32,596,615

Household Durables—0.5%
SEB SA	94,810	8,856,148

Internet & Catalog Retail—4.5%
ASKUL Corp.	938,541	28,512,006

ASOS plc[1]	87,496	8,291,362

CDON Group AB1	2,827,448	12,628,139

Ocado Group plc[1]	2,148,900	14,384,096

Start Today Co. Ltd.	631,458	16,208,871

Yoox SpA[1]	200,000	8,461,271

		88,485,745

Media—5.4%
CTS Eventim AG	229,462	11,862,611

CyberAgent, Inc.	310,800	11,596,032

Daily Mail & General Trust plc	921,890	13,790,534

GFK SE	222,151	12,647,615

Next Co. Ltd.[2]	952,700	29,643,093

Smiles SA	814,800	11,422,756

Zenrin Co. Ltd.	1,125,800	10,956,961

		101,919,602

Multiline Retail—0.5%
Don Quijote Co. Ltd.	158,300	9,705,941

Specialty Retail—3.0%
Dufry AG1	79,892	13,460,751

Dunelm Group plc	1,422,480	20,945,386

SuperGroup plc[1]	378,300	7,429,581

United Arrows Ltd.	166,400	7,044,800

USS Co. Ltd.	495,200	6,809,088

		55,689,606

Textiles, Apparel & Luxury Goods—0.8%
Asics Corp.	432,000	7,137,215

Tod’s SpA	40,795	6,905,091

		14,042,306

Consumer Staples—5.1%

Beverages—1.2%
Britvic plc	1,130,720	12,508,465

Treasury Wine Estates Ltd.	2,000,000	8,940,195

		21,448,660

	Shares	Value

Food & Staples Retailing—0.4%
Eurocash SA	450,732	$7,294,906

Food Products—2.0%
Ariake Japan Co. Ltd.	662,300	16,044,620

Aryzta AG1	140,518	10,470,186

Kaveri Seed Co. Ltd.	336,107	8,238,745

Mayora Indah Tbk PT	2,436,583	5,708,911

Pescanova SA1	138,481	1,881

		40,464,343

Household Products—0.6%
Rohto Pharmaceutical Co. Ltd.	755,833	12,043,761

Personal Products—0.9%
Colgate-Palmolive India Ltd.	500,000	10,131,641

Hypermarcas SA	1,022,100	8,334,834

		18,466,475

Energy—0.6%

Energy Equipment & Services—0.6%
Dresser-Rand Group, Inc.[1]	190,890	10,773,832

Financials—11.2%

Capital Markets—1.5%
CETIP SA	761,800	8,315,526

EFG International AG	539,072	6,958,000

IP Group plc[1]	2,821,735	8,867,433

Tullett Prebon plc	600,000	3,284,638

		27,425,597

Commercial Banks—1.2%
Bank of Ireland[1]	59,017,579	22,845,333

Consumer Finance—0.5%
International Personal Finance plc	988,443	9,607,201

Diversified Financial Services—0.9%
Crisil Ltd.	287,694	4,883,223

Moscow Exchange (The)	5,456,700	11,029,786

		15,913,009

Insurance—5.6%
Amlin plc	1,791,490	13,158,466

Baloise Holding AG	131,424	15,470,141

Delta Lloyd NV	696,848	16,899,089

Euler Hermes SA	150,140	19,769,606

Grupo Catalana Occidente SA	483,758	16,708,593

Porto Seguro SA	567,400	7,172,348

St James’s Place plc	1,609,810	16,861,017

		106,039,260

Real Estate Investment Trusts (REITs)—0.5%
Frasers Centrepoint Trust, Cl. REIT	7,000,000	9,875,809

Thrifts & Mortgage Finance—1.0%
Aareal Bank AG1	498,585	18,307,725

1        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care—19.8%

Biotechnology—5.0%
Abcam plc	2,300,000	$17,895,476

Active Biotech AB1	315,919	3,564,705

Algeta ASA[1]	300,000	17,246,194

Basilea Pharmaceutica[1]	95,191	11,064,739

Galapagos NV1	192,942	3,845,750

Innate Pharma SA1	287,890	1,845,985

Medivir AB, Cl. B1	489,887	7,366,518

QLT, Inc.	530,670	2,961,139

Swedish Orphan Biovitrum AB1	2,687,232	27,960,581

		93,751,087

Health Care Equipment & Supplies—4.4%
Carl Zeiss Meditec AG	500,000	16,186,561

DBV Technologies SA1	320,000	4,228,043

Microport Scientific Corp.	8,004,000	5,553,554

Mindray Medical International Ltd., ADR	388,250	15,456,232

Ossur HF1	6,574,298	12,319,060

Sartorius AG, Preference	138,909	15,553,594

Sirona Dental Systems, Inc.[1]	222,020	15,270,536

		84,567,580

Health Care Providers & Services—0.9%
Diagnosticos da America SA	1,754,200	9,146,079

Synergy Health plc	494,560	8,569,801

		17,715,880

Health Care Technology—0.3%
M3, Inc.	2,125	5,552,048

Life Sciences Tools & Services—5.8%
Bruker Corp.[1]	928,910	17,965,119

EPS Corp.	4,000	4,462,355

Lonza Group AG1	144,892	13,466,316

Morphosys AG1	468,895	35,904,836

Tecan Group AG	98,488	10,889,822

WuXi PharmaTech Cayman, Inc., ADR[1]	770,310	25,520,370

		108,208,818

Pharmaceuticals—3.4%
Almirall SA	1,627,153	25,246,263

BTG plc[1]	1,533,310	13,910,238

Hikma Pharmaceuticals plc	307,290	6,063,116

Ipsen SA	238,930	11,237,933

Nippon Shinyaku Co. Ltd.	480,000	8,710,517

		65,168,067

	Shares	Value

Industrials—12.2%
Commercial Services & Supplies—1.1%
Bilfinger SE	119,000	$13,592,373

Multiplus SA	627,700	7,872,784

		21,465,157

Electrical Equipment—1.2%
Nexans SA	150,000	6,679,709

Vacon OYJ	190,588	14,946,396

		21,626,105

Machinery—5.3%
Aalberts Industries NV	400,000	12,171,268

Burckhardt Compression Holding AG	29,222	12,076,778

Hoshizaki Electric Co. Ltd.	482,100	16,631,344

Norma Group SE	320,164	16,182,997

Pfeiffer Vacum Technology AG	49,762	6,184,938

Rotork plc	296,210	13,730,115

Spirax-Sarco Engineering plc	520,067	24,943,249

		101,920,689

Road & Rail—0.9%
ComfortDelGro Corp. Ltd.	8,543,000	13,356,635

Tegma Gestao Logistica	313,800	2,820,855

		16,177,490

Trading Companies & Distributors—3.1%
Brammer plc	2,262,850	16,658,588

Bunzl plc	839,070	19,041,623

Monotaro Co. Ltd.	452,000	9,122,118

SIG plc	3,804,920	13,381,226

		58,203,555

Transportation Infrastructure—0.6%
Flughafen Zuerich AG	19,000	10,863,135

Information Technology—16.4%

Electronic Equipment, Instruments, & Components—3.9%
Electrocomponents plc	1,861,850	8,873,351

Halma plc	1,510,810	14,479,451

Hirose Electric Co. Ltd.	45,100	6,903,354

Ingenico	188,530	14,092,243

Renishaw plc	319,340	9,739,336

Yokogawa Electric Corp.	1,306,500	19,801,230

		73,888,965

Internet Software & Services—3.5%
Blinkx plc[1]	8,387,320	27,453,641

Kakaku.com, Inc.	279,986	5,129,520

Moneysupermarket.com Group plc	5,856,740	17,422,039

2        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Internet Software & Services (Continued)
Opera Software ASA	558,959	$6,804,521

Telecity Group plc	603,580	6,927,368

		63,737,089

IT Services—5.8%
GMO Payment Gateway, Inc.	257,400	10,744,291

Obic Co. Ltd.	318,200	9,343,067

Optimal Payments plc[1]	1,759,670	9,577,501

QIWI plc, Sponsored ADR	206,160	9,644,165

SCSK Corp.	645,908	16,281,010

Tech Mahindra Ltd.	842,148	22,862,311

Wirecard AG	802,128	29,983,749

		108,436,094

Semiconductors & Semiconductor Equipment—1.1%
Dialog Semiconductor plc[1]	417,145	7,879,281

Disco Corp.	139,900	9,608,226

Imagination Technologies Group plc[1]	896,290	3,642,500

		21,130,007

Software—2.1%
Konami Corp.	317,800	8,277,427

Nemetschek AG	199,294	13,561,854

NICE Systems Ltd., Sponsored ADR	282,920	11,135,731

Temenos Group AG	307,635	8,126,712

		41,101,724

Materials—3.2%

Chemicals—3.0%
Bayer CropScience Ltd.	318,591	8,566,295

Croda International plc	231,660	8,809,111

PI Industries Ltd.	144,539	529,864

Sika AG	4,969	16,316,814

Symrise AG	267,000	11,823,284

Victrex plc	356,510	9,430,876

		55,476,244

	Shares	Value

Containers & Packaging—0.2%
Greatview Aseptic Packaging Co. Ltd.	4,953,000	$3,130,423

Utilities—1.7%

Energy Traders—0.5%
APR Energy plc	525,830	8,909,688

Gas Utilities—1.2%
ENN Energy Holdings Ltd.	1,946,000	13,781,783

Indraprastha Gas Ltd.	1,869,377	8,377,847

		22,159,630

Total Common Stocks (Cost $1,132,411,971)		1,668,296,680

Investment Company—11.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3] (Cost $217,365,869)	217,365,869	217,365,869

Total Investments, at Value (Cost $1,349,777,840)	100.0%	1,885,662,549

Liabilities in Excess of Other Assets	(0.0)	(811,550)

Net Assets	100.0%	$1,884,850,999

Footnotes to Statement of Investments

* November 29, 2013 represents the last business day of the Fund’s reporting period. See accompanying Notes

1. Non-income producing security.

3        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments Continued

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 29, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 30, 2013[a]	Gross Additions	Gross Reductions	Shares November 29, 2013
Next Co. Ltd.	952,700	—	—	952,700
Oppenheimer Institutional Money Market Fund, Cl. E	38,265,239	207,468,771	28,368,141	217,365,869

			Value	Income
Next Co. Ltd.			$29,643,093	$—
Oppenheimer Institutional Money Market Fund, Cl. E			217,365,869	21,494

Total			$247,008,962	$21,494

      a. August 30, 2013 represents the last business day of the Fund’s reporting period. See accompnying Notes

3. Rate shown is the 7-day yield as of November 29, 2013.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$422,615,298	22.4%
Japan	286,268,895	15.2
United States	261,375,356	13.9
Germany	218,005,556	11.6
Switzerland	129,163,394	6.8
France	66,709,667	3.5
India	63,589,926	3.4
Brazil	63,516,285	3.4
China	63,442,362	3.4
Sweden	58,990,970	3.1
Spain	41,956,737	2.2
Netherlands	29,070,357	1.5
Norway	24,050,715	1.3
Singapore	23,232,444	1.2
Ireland	22,845,333	1.2
Russia	20,673,951	1.1
Italy	15,366,362	0.8
Finland	14,946,396	0.8
Iceland	12,319,060	0.6
Israel	11,135,731	0.6
Australia	8,940,195	0.5
Greece	7,636,853	0.4
Poland	7,294,906	0.4
Indonesia	5,708,911	0.3
Belgium	3,845,750	0.2
Canada	2,961,139	0.2

Total	$1,885,662,549	100.0%

4        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

5        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

6        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

7        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of November 29, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$344,601,294	$—	$344,601,294
Consumer Staples	—	99,716,264	1,881	99,718,145
Energy	10,773,832	—	—	10,773,832
Financials	—	210,013,934	—	210,013,934
Health Care	79,019,381	295,944,099	—	374,963,480
Industrials	—	230,256,131	—	230,256,131
Information Technology	20,779,896	287,513,983	—	308,293,879
Materials	—	58,606,667	—	58,606,667
Utilities	—	31,069,318	—	31,069,318
Investment Company	217,365,869	—	—	217,365,869

Total Assets	$327,938,978	$1,557,721,690	$1,881	$1,885,662,549

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfer out of Level 2*	Transfer into Level 3*

Assets Table
Investments, at Value:
Commons Stocks
Consumer Staples	$(1,830)	$1,830

Total Assets	$(1,830)	$1,830

* Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 29, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,349,836,758

Gross unrealized appreciation	$607,751,788
Gross unrealized depreciation	(71,925,997)

Net unrealized appreciation	$535,825,791

8        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/29/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By:	/S/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	1/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	1/13/2014

By:	/S/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	1/13/2014